Investment securities by type (Details 2) - CHF (SFr) SFr in Millions	Dec. 31, 2017	Dec. 31, 2016
Available-for-sale securities
Amortized cost	SFr 2,127	SFr 2,414
Gross unrealized gains, Securities	64	75
Gross unrealized losses, Securities	0	0
Fair value	2,191	2,489
Debt securities
Available-for-sale securities
Amortized cost, Debt Securities	2,032	2,348
Gross unrealized gains, Debt securities	34	52
Gross unrealized losses, Debt securities	0	0
Fair value, Debt securities	2,066	2,400
Debt securities issued by the Swiss federal, cantonal or local government entities
Available-for-sale securities
Amortized cost, Debt Securities	199	241
Gross unrealized gains, Debt securities	13	18
Gross unrealized losses, Debt securities	0	0
Fair value, Debt securities	212	259
Debt securities issued by foreign governments
Available-for-sale securities
Amortized cost, Debt Securities	1,215	1,309
Gross unrealized gains, Debt securities	21	34
Gross unrealized losses, Debt securities	0	0
Fair value, Debt securities	1,236	1,343
Corporate debt securities
Available-for-sale securities
Amortized cost, Debt Securities	238	287
Gross unrealized gains, Debt securities	0	0
Gross unrealized losses, Debt securities	0	0
Fair value, Debt securities	238	287
Residential mortgage-backed securities
Available-for-sale securities
Amortized cost, Debt Securities	207	497
Gross unrealized gains, Debt securities	0	0
Gross unrealized losses, Debt securities	0	0
Fair value, Debt securities	207	497
Commercial mortgage-backed securities
Available-for-sale securities
Amortized cost, Debt Securities	173	14
Gross unrealized gains, Debt securities	0	0
Gross unrealized losses, Debt securities	0	0
Fair value, Debt securities	173	14
Equity securities
Available-for-sale securities
Amortized cost, Equity securities	95	66
Gross unrealized gains, Equity securities	30	23
Gross unrealized losses, Equity securities	0	0
Fair value, Equity securities	125	89
Banks, trust and insurance companies
Available-for-sale securities
Amortized cost, Equity securities	95	66
Gross unrealized gains, Equity securities	30	23
Gross unrealized losses, Equity securities	0	0
Fair value, Equity securities	125	89
Bank
Available-for-sale securities
Amortized cost	2,125	2,411
Gross unrealized gains, Securities	64	75
Gross unrealized losses, Securities	0	0
Fair value	2,189	2,486
Bank | Debt securities
Available-for-sale securities
Amortized cost, Debt Securities	2,030	2,346
Gross unrealized gains, Debt securities	34	52
Gross unrealized losses, Debt securities	0	0
Fair value, Debt securities	2,064	2,398
Bank | Debt securities issued by the Swiss federal, cantonal or local government entities
Available-for-sale securities
Amortized cost, Debt Securities	197	239
Gross unrealized gains, Debt securities	13	18
Gross unrealized losses, Debt securities	0	0
Fair value, Debt securities	210	257
Bank | Debt securities issued by foreign governments
Available-for-sale securities
Amortized cost, Debt Securities	1,215	1,309
Gross unrealized gains, Debt securities	21	34
Gross unrealized losses, Debt securities	0	0
Fair value, Debt securities	1,236	1,343
Bank | Corporate debt securities
Available-for-sale securities
Amortized cost, Debt Securities	238	287
Gross unrealized gains, Debt securities	0	0
Gross unrealized losses, Debt securities	0	0
Fair value, Debt securities	238	287
Bank | Residential mortgage-backed securities
Available-for-sale securities
Amortized cost, Debt Securities	207	497
Gross unrealized gains, Debt securities	0	0
Gross unrealized losses, Debt securities	0	0
Fair value, Debt securities	207	497
Bank | Commercial mortgage-backed securities
Available-for-sale securities
Amortized cost, Debt Securities	173	14
Gross unrealized gains, Debt securities	0	0
Gross unrealized losses, Debt securities	0	0
Fair value, Debt securities	173	14
Bank | Equity securities
Available-for-sale securities
Amortized cost, Equity securities	95	65
Gross unrealized gains, Equity securities	30	23
Gross unrealized losses, Equity securities	0	0
Fair value, Equity securities	125	88
Bank | Banks, trust and insurance companies
Available-for-sale securities
Amortized cost, Equity securities	95	65
Gross unrealized gains, Equity securities	30	23
Gross unrealized losses, Equity securities	0	0
Fair value, Equity securities	SFr 125	SFr 88